Significant Contingent Liabilities and Unrecognised Contract Commitments (Tables)	6 Months Ended
Jun. 30, 2025
Significant Contingent Liabilities and Unrecognised Contract Commitments [Abstract]
Schedule of Capital Expenditure Contracted for at the Balance Sheet	Capital expenditure contracted for at the balance sheet date but not yet incurred is as follows:
	30-Jun-25	31-Dec-24	30-Jun-24
Property, plant and equipment	-	-	$9,750